Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 13, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Statements [Line Items]
Dividends paid, ordinary shares			$ 84,188	$ 46,397	$ 37,018
Dividend payables			48,259
Non-controlling interests			1,758	7,590
Retained earnings			62,001	85,483		$ 714
Patria Investimentos Ltda [Member]
Statements [Line Items]
Non-controlling interests			3,552	$ 489	$ 991
Ordinary Shares [Member]
Statements [Line Items]
Dividends paid, ordinary shares		$ 35,929	25,000
Non Adjusting Events Reporting Period [Member]
Statements [Line Items]
Stockholders' equity note, stock split, conversion ratio	1.17
Dividends paid, ordinary shares			$ 23,259
Non Adjusting Events Reporting Period [Member] | Ordinary Shares [Member]
Statements [Line Items]
Stock issued during period, shares, new issues | shares	1,000,000		117,000,000
Par value per share | $ / shares	$ 0.001
Stock issued during period value new issues	$ 1